Debt Agreements (Details Textual) - USD ($)										1 Months Ended																									4 Months Ended		9 Months Ended			12 Months Ended
	Aug. 21, 2020	Jul. 03, 2020	Jul. 02, 2020	Mar. 19, 2020	Mar. 05, 2020	Sep. 11, 2019	Aug. 14, 2019	Jun. 10, 2019	Apr. 02, 2019	Aug. 31, 2020	Aug. 05, 2020	Jul. 07, 2020	Jul. 06, 2020	May 29, 2020	Apr. 29, 2020	Mar. 06, 2020	Feb. 26, 2020	Nov. 30, 2019	Nov. 15, 2019	Nov. 07, 2019	Oct. 31, 2019	Sep. 30, 2019	Sep. 24, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	Apr. 30, 2019	Apr. 30, 2019	Aug. 31, 2018	Jan. 31, 2018	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Aug. 31, 2016	Sep. 30, 2020		Sep. 30, 2020		Sep. 30, 2019	Dec. 31, 2019		Aug. 11, 2020	Jun. 30, 2020	Jun. 12, 2020	Jun. 08, 2020	Apr. 13, 2020	Aug. 05, 2019	Jul. 09, 2019	Jul. 07, 2019	Apr. 21, 2019
Debt Agreement (Textual)
Principal amount																																		$ 50,000	$ 500,000		$ 500,000
Aggregate principal amount outstanding																																		$ 18,980	$ 17,113,336		$ 17,113,336			$ 10,138,496
Debt instrument interest rate											5.00%									133.00%														7.90%
Debt instrument maturity period, description																																		InduraPower did not fulfil the requirements to maintain a balance of at least $155,159 at J.P. Morgan while the promissory note is outstanding and maintain a debt service coverage ratio of at least 1.25. Due to this breach of clauses for those covenants, the promissory note holder is contractually entitled to request immediate repayment of the outstanding promissory note, and/or increase the interest rate up to an additional 18% per annum. The promissory note holder had not requested early repayment of the loan as of the date when these financial statements were approved by the Board of Directors.
Secured loan agreement, description																The Company assumed a secured loan with FirstBank in the principal amount of $979,381 bearing interest at 5% per annum and with a maturity date of June 1, 2020. On August 5, 2020, the maturity date of this loan was extended to September 15, 2020, with a single payment of all unpaid principal and accrued interest then due, and the interest rate was increased to 36% per annum for any principal balance remaining unpaid past the extended maturity date. The loan is secured by certain assets of Sovereign Plastics. This loan is subjected to covenants, whereby Sovereign Plastics is required to meet certain financial and non-financial covenants at the end of each fiscal year. As of September 30, 2020, an aggregate principal amount of $855,120 was outstanding and past due under this loan.		In connection with this loan, DragonWave incurred $20,000 of debt discounts and $4,700,000 of debt issuance costs. The debt issuance costs were the result of the issuance of 1,050,000 shares of common stock of the Company and a cash payment of $80,000. For the three and nine months ended September 30, 2020, $587,500 and $1,762,500 of these costs were amortized and recognized in interest expense in the Condensed Consolidated Statement of Operations, respectively. As of September 30, 2020, there were $9,167 of debt discounts and $2,741,667 of debt issuance costs remaining.
Interest and principal payments, description																																		Monthly payments of $9,341 for interest and principal were due on this note for the following 60 consecutive months.
Warrants to purchase an aggregate shares																																			15,765		15,765							4,000
Common stock at a price																																								$ 0.8902
Common stock conversion price, description																							Interest is paid semi-annually in arrears in June and December of each year in cash or, at ComSovereign’s option, in shares of common stock at the conversion price that is equal to the lesser of (1) $2.50 or (2) a future effective price per share of any common stock sold by ComSovereign. Upon an event of default, the interest rate shall automatically increase to 15% per annum. In connection with these debentures, ComSovereign recognized a BCF of $69,000 and a debt discount of $181,000 associated with the issuance of warrants, both of which were recorded as debt discounts. On April 21, 2020, all unpaid accrued interest through December 31, 2019 was converted into 6,700 shares of issued common stock of the Company. Also on April 21, 2020, all the outstanding warrants were exercised at $0.01 per share into 283,530 issued shares of the Company’s common stock, resulting in full recognition in interest expense of the remaining debt discount of approximately $139,000 associated with the issuance of warrants. On April 30, 2020, these debentures were amended to provide for the conversion of the debentures into shares of the Company’s common stock instead of ComSovereign’s common stock. Additionally, the conversion price was changed from $2.50 per share to $0.756 per share. During the three and nine months ended September 30, 2020, $6,900 and $183,600 of the costs recorded as debt discounts were amortized and recognized in interest expense in the Condensed Consolidated Statement of Operations, respectively. As of September 30, 2020 and December 31, 2019, there were $41,400 and $225,000 of debt discounts remaining, respectively. As of September 30, 2020, an aggregate principal amount of $250,000 was outstanding under these debentures.
Debt issuance costs																																								$ 80,000
Debt discount, description	The Company sold a convertible promissory note in the principal amount of $1,700,000 with an original issue discount of $200,000 that bears interest at a rate of 5.0% per annum and matures on November 20, 2020. Accrued interest and principal are due on the maturity date. Upon maturity, the interest rate shall automatically increase to the lesser of 18% per annum or the maximum amount permitted by applicable law on any unpaid principal and accrued interest. Following the maturity date, the note is convertible into shares of common stock at a conversion price equal to 65% of the lowest volume weighted average price of the common stock during the 20 consecutive trading days immediately preceding the conversion date, and as such a BCF has not yet been measured. As additional consideration for the loan, the Company issued to the lender 400,000 shares of common stock at a fair value of $3.35 per share. Warrants to purchase up to 53,571 shares of common stock that are exercisable for a purchase price of $2.80 per share at any time on or prior to August 20, 2025, were also issued to an unrelated third party as a placement fee for the transaction. In connection with this note, the Company recognized a debt discount of $1,340,000 associated with the issuance of shares to the note holder, and debt issuance costs of $223,649, which were all recorded as debt discounts. During the three and nine months ended September 30, 2020, $775,231 of the amounts recorded as debt discounts were amortized and recognized in interest expense in the Condensed Consolidated Statement of Operations. As of September 30, 2020, there were $988,418 of debt discounts remaining, and an aggregate principal amount of $1,700,000 was outstanding under this note.											The Company sold to the same investor as the April 29, 2020 note an additional convertible promissory note in the principal amount of $285,714 with an original issue discount of $35,714 that bears interest at a rate of 12.5% per annum, and warrants to purchase an additional 158,730 shares of common stock. Warrants to purchase up to 27,778 shares of common stock, were also issued to an unrelated third party as a placement fee for the transaction. Terms and maturities are similar to the April 29, 2020 note and warrants. In connection with this note, the Company recognized a BCF of $139,810, a debt discount of $50,128 associated with the issuance of warrants to the note holder, and debt issuance costs of $35,539, which were all recorded as debt discounts. On July 28, 2020, the Company defaulted on this note under the related Registration Rights Agreement by not filing a registration statement within 90 days of the initial April 29, 2020 note origination date. As a result, the aggregate principal balance increased by $88,423, which was composed of an $86,339 penalty payment-in-kind and a $2,084 interest payment-in-kind, representing 130% of the outstanding principal and accrued interest balance on the default date. In addition, the interest rate was increased to 24% per annum, and the note and accrued interest is due on-demand. During the three and nine months ended September 30, 2020, $261,191 of the amounts recorded as debt discounts were amortized and recognized in interest expense in the Condensed Consolidated Statement of Operations. As of September 30, 2020, there were $0 of debt discounts remaining as a result of the note now due on-demand from the default not being cured as of the filing of this Form 10-Q, and an aggregate principal amount of $374,137 was outstanding under this note.			The Company also issued warrants to purchase 158,730 shares of common stock that are exercisable for a purchase price of $0.99 per share at any time on or prior to April 29, 2025. Warrants to purchase up to 27,778 shares of common stock, at an exercise price of 110% of the initial conversion price of the notes (i.e., an exercise price of $0.99), at any time on or prior to April 29, 2025, were also issued to an unrelated third party as a placement fee for the transaction. In connection with this note, the Company recognized a BCF of $114,904, a debt discount of $44,944 associated with the issuance of warrants to the note holder, and debt issuance costs of $39,333, which were all recorded as debt discounts. On July 28, 2020, the Company defaulted on this note under the related Registration Rights Agreement by not filing a registration statement within 90 days of the note origination date. As a result, the aggregate principal balance increased by $97,322, which was composed of an $88,393 penalty payment-in-kind and an $8,929 interest payment-in-kind, representing 130% of the outstanding principal and accrued interest balance on the default date. In addition, the interest rate was increased to 24% per annum, and the note and accrued interest was due on-demand. On September 29, 2020, the note holder converted the full principal of $383,306 and all accrued interest of $16,087 into 443,470 shares of common stock of the Company. During the three and nine months ended September 30, 2020, $195,188 and $234,895, respectively, of the amounts recorded as debt discounts were amortized and recognized in interest expense in the Condensed Consolidated Statement of Operations.
Issuance of warrants																																			$ 103,955		$ 200
Warrant [Member]
Debt Agreement (Textual)
Debt instrument interest rate	13.33%														12.50%							9.00%	10.00%																9.00%
Warrants to purchase an aggregate shares	53,571												1,736,284		158,730							100,000	150,000																100,000						24,000	100,000			290,000	283,530
Operational Finance Leases [Member]
Debt Agreement (Textual)
Principal amount																$ 64,865																			61,287		61,287
Interest and principal payments, description																Monthly principal and interest payments of approximately $1,680 are due over the term.
Equipment Financing Loans [Member]
Debt Agreement (Textual)
Principal amount																$ 95,810
Aggregate principal amount outstanding																																			89,912		89,912
Interest and principal payments, description																Monthly principal and interest payments of approximately $2,361 are due over the term.
Richard Berman [Member]
Debt Agreement (Textual)
Principal amount																																			83,309		83,309
Fast Plastics and Strategic Equity Partners [Member]
Debt Agreement (Textual)
Principal amount																																											$ 165,987
Aggregate principal amount outstanding																																			165,986		$ 165,986
Investors [Member]
Debt Agreement (Textual)
Aggregate principal amount outstanding		$ 1,200,000
Aggregate shares of common stock		289,900
Secured loan agreement, description		The notes have maturity dates between October 13, 2020 and November 30, 2020 and bear interest at a rate of 15% per annum, with interest accruing at an annually compounded rate of 18% per annum for any principal balance remaining unpaid past the maturity date. Daniel L. Hodges, the Company’s Chief Executive Officer, transferred a total of 289,900 shares of his personally owned, issued and outstanding common stock of the Company to the accredited investors and brokers, as part of this transaction. The shares had a total fair value of $478,726. The Company accounted for this as a contribution from Mr. Hodges, with $398,540 assigned as debt discounts for additional consideration to the accredited investors, and $80,186 assigned as debt issuance costs to the brokers. The Company incurred additional debt issuance costs to the brokers of this transaction in the amount of $21,000. During the three and nine months ended September 30, 2020, $320,514 of the amounts recorded as debt discounts were amortized and recognized in interest expense in the Condensed Consolidated Statement of Operations. As of September 30, 2020, there were $179,212 of debt discounts remaining, and an aggregate principal amount of $1,200,000 was outstanding under these notes, with $1,000,000 of this principal amount past due as of the filing date of this Form 10-Q.
Interest rate increased		15.00%
Convertible note payable [Member]
Debt Agreement (Textual)
Principal amount															$ 285,714
Debt instrument interest rate															12.50%
Maturity date															Jan. 29, 2021																						Jan. 29, 2021	[1]
Original issue discount															$ 35,714
Warrants to purchase an aggregate shares															158,730
Common stock at a price															$ 0.99
PPP Loans [Member]
Debt Agreement (Textual)
Principal amount													$ 24,028																						455,184		$ 455,184					$ 103,659
Aggregate principal amount outstanding																																			$ 455,184		$ 455,184					$ 103,659
Debt instrument interest rate													1.00%																						1.00%		1.00%					1.00%
Maturity date													May 14, 2022
Paycheck protection program, description																																					The PPP loan has a maturity of 2 years and an interest rate of 1% per annum. The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act ("CARES Act"), provides for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business. The loans and accrued interest are forgivable pursuant to section 1106 of the CARES Act, after a period of up to 24 weeks, as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The amount of loan forgiveness shall be calculated in accordance with the requirements of the PPP, including the provisions of Section 1106 of the CARES Act, although no more than 40 percent of the amount forgiven can be attributable to non-payroll costs. Further, the amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries during the period of up to 24 weeks.
Secured Notes Payable [Member]
Debt Agreement (Textual)
Principal amount																	$ 600,000																		$ 855,120	[1]	$ 855,120	[1]			[1]
Aggregate principal amount outstanding																	$ 211,667
Debt instrument interest rate																	78.99%																		36.00%	[1]	36.00%	[1]			[1]
Maturity date																	Dec. 26, 2020																				Sep. 15, 2020	[1]
Principal and interest payments																	$ 19,429
VNC [Member] | PPP Loans [Member]
Debt Agreement (Textual)
Aggregate principal amount outstanding																																			$ 24,028		$ 24,028
Acquired Business [Member]
Debt Agreement (Textual)
Principal amount																$ 43,957
Aggregate principal amount outstanding																																			41,390		41,390
Interest and principal payments, description																Monthly principal and interest payments of approximately $1,063 are due over the term.
9% Senior Convertible Debentures [Member]
Debt Agreement (Textual)
Principal amount			$ 1,000,000																							$ 1,000,000
Debt instrument interest rate			9.00%																							9.00%
Maturity date			Sep. 30, 2020																							Dec. 31, 2021
Aggregate shares of common stock																			1,150,000
Senior convertible debentures interest percent																										9.00%
Secured loan agreement, description			On September 30, 2020, the maturity date of these debentures was extended to November 30, 2020. Accrued interest and principal are due on the maturity date, with interest paid in cash or, at the Company’s option, in shares of common stock at the conversion price of $1.00 per share. Upon an event of default, the interest rate shall automatically increase to 15% per annum. The debentures are convertible into shares of the Company’s common stock at a conversion price of $1.00 per share. The Company also issued warrants to purchase 100,000 shares of common stock that are exercisable for a purchase price of $1.00 per share, at any time on or prior to the earlier of December 31, 2022 or the second anniversary of the Company’s consummation of a public offering of its common stock in connection with an up-listing of the common stock to a national securities exchange. In connection with these debentures, the Company recognized a BCF of $131,477 and a debt discount of $31,477 associated with the issuance of warrants, both of which were recorded as debt discounts. During the three and nine months ended September 30, 2020, the entire $162,954 of the costs recorded as debt discounts were fully amortized and recognized in interest expense in the Condensed Consolidated Statement of Operations. As of September 30, 2020, an aggregate principal amount of $1,000,000 was outstanding under these debentures.																					ComSovereign sold $1,000,000 principal amount of 9% Senior Convertible Debentures that bore interest at the rate of 9% per annum and matured on December 31, 2021. ComSovereign received $850,000 in cash. Interest was payable in arrears in June and December of each year in cash or, at ComSovereign’s option, in shares of common stock at the conversion price that was equal to the lesser of (1) $8.00 or (2) 80% of the common stock price offered under the next equity offering.	ComSovereign sold $1,000,000 principal amount of 9% Senior Convertible Debentures that bore interest at the rate of 9% per annum and matured on December 31, 2021. ComSovereign received $850,000 in cash. Interest was payable in arrears in June and December of each year in cash or, at ComSovereign’s option, in shares of common stock at the conversion price that was equal to the lesser of (1) $8.00 or (2) 80% of the common stock price offered under the next equity offering.
Original issue discount																										$ 63,880
Net proceed received from promissory note																										$ 850,000
Warrants to purchase an aggregate shares																			132,500							100,000
Common stock at a price																										$ 5.00
Debt discount amount																										$ 1,100,000
Beneficial conversion feature amount																										$ 786,549
Warants cancelled, description																										The warrants were cancelled and 132,500 warrants were issued for $1.50 per share.
9% Senior Convertible Debentures [Member] | Warrant [Member]
Debt Agreement (Textual)
Warrants to purchase an aggregate shares																			20,000
10% Senior Convertible Debentures [Member]
Debt Agreement (Textual)
Aggregate principal amount outstanding																							$ 250,000																	$ 250,000
Debt instrument interest rate																							10.00%
Maturity date																							Dec. 31, 2021
Common stock conversion price, description																							Interest is paid semi-annually in arrears in June and December of each year in cash or, at ComSovereign's option, in shares of common stock at the conversion price that was equal to the lesser of (1) $2.50 or (2) a future effective price per share of any common stock sold by ComSovereign. Upon an event of default, the interest rate shall automatically increase to 15% per annum. As of December 31, 2019, an aggregate principal amount of $250,000 was outstanding under these debentures. In connection with these debentures, ComSovereign recognized a BCF of $69,000 and a debt discount of $181,000 associated with the issuance of warrants, both of which are recorded as debt discounts. During fiscal 2019, $25,000 of these costs were amortized and recognized in interest expense in the Consolidated Statement of Operations. As of December 31, 2019, there were $225,000 of debt discounts remaining. On April 30, 2020, these debentures were amended to provide for the conversion of the debentures into shares of the Company's common stock instead of ComSovereign's common stock. Additionally, the conversion price was changed from $2.50 per share to $0.756 per share. As a result, all the outstanding warrants were exercised at $0.01 per share into 283,530 shares of the Company's common stock. The Company also issued 6,700 shares of common stock on April 30, 2020 in lieu of an aggregate cash interest payment payable by ComSovereign through December 31, 2019 on these outstanding convertible debentures.
Interest rate increased																							15.00%
Senior Convertible Debentures [Member]
Debt Agreement (Textual)
Principal amount											$ 1,500,000
Extinguished in exchange											1,000,000
Fair value per share											$ 1.51
Aggregate principal amount outstanding																											$ 100,000	$ 100,000							3,500,000		3,500,000
Debt instrument interest rate																											8.00%	8.00%			8.00%		8.00%
Maturity date																											Dec. 31, 2020
Convertible debt																															$ 300,000		$ 1,000,000
Senior convertible debentures interest percent																															8.00%		8.00%
Secured loan agreement, description																											In connection with its acquisition of DragonWave and Lextrum in April 2019, ComSovereign assumed the obligations of the seller of $100,000 aggregate principal amount of 8% Senior Convertible Debentures of the seller that bore interest at the rate of 8% per annum and matured on December 31, 2019. Interest was payable semi-annually in cash or, at the seller's option, in shares of the seller's common stock at the conversion price that was equal to the lesser of (1) $8.00 or (2) 80% of the common stock price offered under the next equity offering. On April 30, 2020, these debentures were modified to remove the conversion feature and only have settlement through cash. As of September 30, 2020, an aggregate principal amount of $84,000 was outstanding under these debentures. These debentures are past due and interest accrues at a rate of 15% per annum.						In connection with its acquisition of DragonWave and Lextrum in April 2019, ComSovereign assumed the obligations of the seller of $100,000 aggregate principal amount of 8% Senior Convertible Debentures of the seller that bore interest at the rate of 8% per annum and matured on December 31, 2019. Interest was payable semi-annually in cash or, at the seller's option, in shares of the seller's common stock at the conversion price that was equal to the lesser of (1) $8.00 or (2) 80% of the common stock price offered under the next equity offering. As of December 31, 2019, an aggregate principal amount of $100,000 was outstanding under these debentures. These debentures are past due and interest accrues at a rate of 15% per annum.
Senior Convertible Debentures [Member] | DragonWave-X LLC and Lextrum, Inc. [Member]
Debt Agreement (Textual)
Aggregate principal amount outstanding																											$ 25,000	$ 25,000
Debt instrument interest rate																											8.00%	8.00%
Maturity date																											Dec. 31, 2019
Secured loan agreement, description																											Interest was payable semi-annually in cash or, at the seller’s option, in shares of the seller’s common stock at the conversion price that was equal to the lesser of (1) $8.00 or (2) 80% of the common stock price offered under the next equity offering. These debentures were past due and interest accrued at a rate of 15% per annum. The aggregate principal amount of $25,000 under these debentures was fully repaid during the first quarter of the current fiscal year.
Convertible Notes Payable [Member]
Debt Agreement (Textual)
Principal amount							$ 200,000	$ 200,000						$ 290,000																		$ 137,500			1,872		1,872			400,000
Extinguished in exchange																																															163,448
Fair value per share																																															$ 1.51
Aggregate principal amount outstanding														$ 290,000																					$ 2,000,000		$ 2,000,000			$ 2,000,000
Debt instrument interest rate							18.00%							12.00%				9.00%														12.00%			8.775%		8.775%			8.775%								18.00%
Debt instrument maturity period, description								Since this note was not repaid and is currently past due, interest is being accrued at a rate of 18% per annum.						The full $200,000 balance was due at maturity.																										Due on September 15, 2020. Principal and interest payments of $1,872 are due quarterly.
Maturity date							Sep. 01, 2019	Jul. 09, 2019										Nov. 26, 2021														Oct. 17, 2017					Sep. 15, 2020
Accrued interest											$ 488,520																																				$ 245,172
Related parties agreed outstanding balance																																								$ 3,828
Aggregate shares of common stock											325,680
Net proceeds received																		$ 2,000,000
Share price											$ 1.51
Secured loan agreement, description																		In connection with this loan, DragonWave incurred $20,000 of debt discounts and $4,700,000 of debt issuance costs. The debt issuance costs were the result of the issuance of 1,050,000 shares of common stock of the Company and a cash payment of $80,000. During fiscal 2019, $196,667 of these costs were amortized and recognized in interest expense in the Consolidated Statement of Operations. As of December 31, 2019, there were $19,167 of debt discounts and $4,504,167 of debt issuance costs remaining.
Original issue discount								$ 6,000						$ 40,000
Notes Payable [Member]
Debt Agreement (Textual)
Aggregate principal amount outstanding				$ 2,007,971																															$ 2,007,971		$ 2,007,971
Debt instrument interest rate				5.00%							18.00%
Maturity date				Aug. 31, 2020							Oct. 15, 2020
Accrued interest											$ 8,428
Secured loan agreement, description																															The promissory note was increased to $5,000,000 as all unpaid accrued interest was added to the principal balance. Additionally, the maturity date was extended to March 30, 2020 and the interest rate was changed to 10% per annum. Under this new amendment, interest payments are due and payable monthly. On April 21, 2020, the maturity date of this note was extended to August 31, 2020, the interest rate was increased to 12% per annum, and the Company provided to the lender 100,000 fully paid and non-assessable shares of its common stock that have been treated as debt issuance costs.
Notes Payable [Member] | Richard Berman [Member]
Debt Agreement (Textual)
Principal amount																$ 86,866
Debt instrument interest rate																3.00%
Maturity date																Feb. 16, 2023
Interest and principal payments, description																Monthly payments in the amount of $3,773 for principal and interest are due over the term.
Principal and interest payments																$ 3,773
Promissory note [Member]
Debt Agreement (Textual)
Principal amount					$ 500,000											409,586																		$ 550,000
Aggregate principal amount outstanding					$ 500,000											$ 379,588																			$ 788,709		$ 788,709			788,709
Debt instrument interest rate																																		8.50%
Debt instrument maturity period, description																																		This promissory note is secured by all assets, certain real estate and cash accounts of InduraPower, and is guaranteed by certain officers of InduraPower. This promissory note is subjected to clauses, whereby InduraPower is required to meet certain financial and non-financial terms. InduraPower did not fulfil the requirements to maintain a balance of at least $155,159 at J.P. Morgan while the promissory note is outstanding and maintain a debt service coverage ratio of at least 1.25. Due to this breach of clauses for those covenants, the promissory note holder is contractually entitled to request immediate repayment of the outstanding promissory note, and/or increase the interest rate up to an additional 18% per annum. The outstanding balance is presented as a current liability as of September 30, 2020. The promissory note holder had not requested early repayment of the loan as of the date when these financial statements were approved by the Board of Directors.
Maturity date					Nov. 30, 2020																													Aug. 31, 2018
Related parties agreed outstanding balance						$ 813,709
Aggregate shares of common stock					50,000
Senior convertible debentures interest percent																																			12.50%		12.50%
Purchase price of the share					$ 446,000
Outstanding balance due date						Feb. 28, 2020
Interest and principal payments, description																																		Beginning April 1, 2017, equal monthly payments of $1,011 for interest and principal are due on the note for 60 consecutive months.
Promissory note, description																																		InduraPower did not fulfil the requirements to maintain a balance of at least $155,159 at J.P. Morgan while the promissory note is outstanding and maintain a debt service coverage ratio of at least 1.25. Due to this breach of clauses, the promissory note holder is contractually entitled to request immediate repayment of the outstanding promissory note, and/or increase the interest rate up to an additional 18% per annum.
Promissory note [Member] | Warrant [Member]
Debt Agreement (Textual)
Principal amount																						$ 5,250,000																	$ 5,250,000
Net proceeds received																																								$ 24,425
Net proceed received from promissory note																						$ 3,485,000
Warrants to purchase an aggregate shares																						2,442,500																	2,442,500
Common stock at a price																						$ 0.01																	$ 0.01	$ 0.01
Warrants converted into shares																																								2,442,500
Common stock conversion price, description																						As incentive to enter into the promissory note, the noteholder was issued 500,000 shares of ComSovereign's common stock for the total purchase price of $4.40 per share, or $2,200,000, of which only $5,000 was paid in cash.
Promissory Note Seven [Member]
Debt Agreement (Textual)
Principal amount											$ 133,400									$ 450,100															$ 250,000		$ 250,000
Extinguished in exchange											123,278
Fair value per share											$ 1.51
Aggregate principal amount outstanding																				$ 450,100															$ 66,700		$ 66,700			$ 450,100
Debt instrument interest rate																				18.00%
Debt instrument maturity period, description																				An aggregate principal amount of $200,100 was owed to three related parties out of the $450,100 promissory notes.
Maturity date																				Dec. 06, 2019
Accrued interest											$ 51,516
Related parties agreed outstanding balance																				$ 200,100
Interest rate increased																				133.00%
October 2017 [Member]
Debt Agreement (Textual)
Principal amount																															$ 4,400,000
Debt instrument interest rate																														8.00%
Debt instrument maturity period, description																													The maturity date was extended to December 31, 2018 with new payment terms. In September 2018, the maturity date was extended to February 28, 2019 with new payment terms.	To extend the maturity date another 90 days.
Net proceeds received																															$ 4,000,000
18% Senior Convertible Debentures [Member]
Debt Agreement (Textual)
Secured loan agreement, description									In connection with its acquisition of DragonWave and Lextrum in April 2019, ComSovereign assumed the obligations of the seller of $25,000 aggregate principal amount of 8% Senior Convertible Debentures of the seller that bore interest at the rate of 8% per annum and matured on December 31, 2019. Interest was payable semi-annually in cash or, at the seller's option, in shares of the seller's common stock at the conversion price that was equal to the lesser of (1) $8.00 or (2) 80% of the common stock price offered under the next equity offering. As of December 31, 2019, an aggregate principal amount of $25,000 was outstanding under these debentures. These debentures are past due and interest accrues at a rate of 15% per annum.
Promissory Note One [Member]
Debt Agreement (Textual)
Principal amount																																		$ 50,000
Aggregate principal amount outstanding																																								21,571
Debt instrument interest rate																																		7.785%
Maturity date																																		Sep. 01, 2021
Promissory note, description										InduraPower did not fulfil the requirements to maintain a balance of at least $155,159 at J.P. Morgan while the promissory note is outstanding and maintain a debt service coverage ratio of at least 1.25. Due to this breach of clauses, the promissory note holder is contractually entitled to request immediate repayment of the outstanding promissory note, and/or increase the interest rate up to an additional 18% per annum.
Promissory Note Two [Member]
Debt Agreement (Textual)
Principal amount																																		$ 450,000
Aggregate principal amount outstanding																																		$ 186,709						224,288
Debt instrument interest rate																																		9.00%
Debt instrument maturity period, description																					The maturity date was extended until September 30, 2020 and the interest rate was reduced to 10% per annum. All unpaid accrued interest from October 2017 through September 30, 2019 was converted into 150,000 shares of common stock of ComSovereign. Accrued interest and the full principal balance are due at maturity. As of December 31, 2019, an aggregate principal amount of $500,000 was outstanding under this note. On April 30, 2020, the Company also issued 14,496 shares of common stock in lieu of an aggregate cash interest payment payable by ComSovereign through December 31, 2019 on this outstanding note payable.
Maturity date																																		Mar. 01, 2022
Interest and principal payments, description																																		Accrued interest only payments were due monthly beginning October 1, 2016 through March 1, 2017. Monthly payments of $9,341 for interest and principal are due on this note for the following 60 consecutive months.
Promissory Note Three [Member]
Debt Agreement (Textual)
Principal amount																											$ 500,000	$ 500,000
Aggregate principal amount outstanding																																								500,000
Debt instrument interest rate																											12.00%	12.00%
Debt instrument maturity period, description																																On October 1, 2019, the maturity date was extended until September 30, 2020 and the interest rate was reduced to 10% per annum. All unpaid accrued interest from October 2017 through September 30, 2019 was converted into 150,000 shares of common stock of ComSovereign. Accrued interest and the full principal balance are due at maturity. As of December 31, 2019, an aggregate principal amount of $500,000 was outstanding under this note. On April 30, 2020, the Company also issued 14,496 shares of common stock in lieu of an aggregate cash interest payment payable by ComSovereign through December 31, 2019 on this outstanding note payable.
Maturity date																												Oct. 17, 2017
Aggregate shares of common stock																																150,000
Promissory Note Eight [Member]
Debt Agreement (Textual)
Principal amount																											$ 175,000	$ 175,000
Aggregate principal amount outstanding																																								175,000
Debt instrument interest rate																											15.00%	15.00%
Debt instrument maturity period, description																												ComSovereign assumed the obligations of the seller of a promissory note in the principal amount of $175,000 that bore interest at the rate of 15% per annum and was due on November 30, 2017. The interest rate increased to 18% per annum when the note became past due. On October 1, 2019, ComSovereign amended the promissory note to extend the maturity date to September 30, 2020 and to change the interest rate to 10% per annum. Both parties to the note also agreed to convert all unpaid accrued interest into 10,000 shares of common stock of ComSovereign, valued at $44,000. Accrued interest and principal are due and payable at maturity. Upon maturity, the interest rate shall increase to 15% per annum for any balance overdue by more than 5 days. This note is currently past due. As of September 30, 2020, the aggregate principal amount of $175,000 was outstanding under this note.				ComSovereign amended the promissory note to extend the maturity date to September 30, 2020 and to change the interest rate to 10% per annum. Both parties to the note also agreed to convert all unpaid accrued interest into 10,000 shares of common stock of ComSovereign, valued at $44,000. Accrued interest and principal are due and payable at maturity.
Maturity date																												Nov. 30, 2017
Aggregate shares of common stock																												10,000
Interest rate increased																												18.00%
Promissory Note Four [Member]
Debt Agreement (Textual)
Principal amount								200,000
Aggregate principal amount outstanding																																								200,000
New Promissory Note [Member]
Debt Agreement (Textual)
Principal amount								$ 200,000
Debt instrument interest rate								18.00%
Debt instrument maturity period, description								The full $200,000 balance was due at maturity.
Maturity date								Jul. 09, 2019
Original issue discount								$ 6,000
Promissory Note Five [Member]
Debt Agreement (Textual)
Aggregate principal amount outstanding																																								175,000
Promissory Note Six [Member]
Debt Agreement (Textual)
Aggregate principal amount outstanding																																								5,000,000
8% Senior Convertible Debentures [Member]
Debt Agreement (Textual)
Aggregate principal amount outstanding																																								$ 25,000
Debt instrument interest rate																																								15.00%

[1]	Note is in default. Refer to further discussion below.